PROSPECTUS SUPPLEMENT

ReliaStar Life Insurance Company of New York

and its

ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, Q

Supplement dated May 1, 2006, to your current variable annuity prospectus. Please read it carefully and keep it with your prospectus for future reference.

This supplement updates certain information contained in your current variable annuity prospectus and replaces the prospectus supplement dated April 3, 2006. Please read it carefully and keep it with your product prospectus for future reference.

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INFORMATION REGARDING SUB-ACCOUNT ADDITIONS

Effective May 5, 2006, the following Funds will be added as available Sub-Accounts under your Contract:

•   ING FMR® Diversified Mid Cap Portfolio (Class I)

•   ING FMR® Earnings Growth Portfolio (Class I)

•   ING Franklin Income Portfolio (Class I)

•   ING PIMCO High Yield Portfolio (Class S)

•   ING VP Balanced Portfolio (Class I)

•   ING VP Intermediate Bond Portfolio (Class I)

•   ING VP Money Market Portfolio (Class I)

NOTICE OF FUND SUBSTITUTIONS

Effective May 5, 2006, and pursuant to applicable regulatory approvals, ReliaStar Life Insurance Company of New York (the “Company”) and ReliaStar Life Insurance Company of New York Variable Annuity Funds M, P, Q (the “Variable Account”) will replace the following Funds in which the Sub-Accounts of the Variable Account invest (the “Replaced Funds”) with certain other Funds (the “Substitute Funds”), as follows:

Replaced Funds	Substitute Funds

Oppenheimer Aggressive Growth Fund/VA (Non-ServiceShares)	ING FMRSM Diversified Mid Cap Portfolio (Class I)

Fidelity® VIP Growth Portfolio (Initial Class)	ING FMRSM Earnings Growth Portfolio (Class I)

Oppenheimer Balanced Fund/VA (Non-Service Shares)	ING Franklin Income Portfolio (Class I)

Oppenheimer High Income Fund/VA (Non-Service Shares)	ING PIMCO High Yield Portfolio (Class S)

Fidelity® VIP Asset ManagerSM Portfolio (Initial Class)	ING VP Balanced Portfolio (Class I)

Oppenheimer Core Bond Fund/VA (Non-Service Shares)	ING VP Intermediate Bond Portfolio (Class I)

Oppenheimer Money Fund/VA	ING VP Money Market Portfolio (Class I)

Important Information about the Substitutions.

•	After May 5, 2006, the effective date of the substitutions, the Sub-Accounts which invest in the Replaced Funds will no longer be available through your variable annuity Contract.
•

Prior to the effective date of the substitutions and for thirty days thereafter you may transfer amounts allocated to a Sub-Account which invests in a Replaced Fund to any other Sub-Account or the fixed account free of charge and any such transfer will not count as a transfer when imposing any applicable restriction or limit on transfers.

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•

On the effective date of the substitutions, all amounts you have allocated to the Sub-Account which invests in a Replaced Fund will automatically be reallocated to the Sub-Account which invests in a corresponding Substitute Fund. Thereafter, all future allocations directed to a Sub-Account which invests in a Replaced Fund will be automatically allocated to the corresponding Substitute Fund.

•

You will not incur any fees or charges or any tax liability because of the substitutions, and your Contract Value immediately before the substitutions will equal your Contract Value immediately after the substitutions.

•

The total expenses of each Substitute Fund are less than or equal to the total expenses of the corresponding Replaced Fund. The fees and expenses of each Substitute Fund are more fully described in the Substitute Fund’s prospectus.

•

The investment objective and policy of each Substitute Fund is substantially the same as, similar to or consistent with the investment objective and policy of the corresponding Replaced Fund. The investment objective of each Substitute Fund is more fully described in the Substitute Fund’s prospectus.

•

If you have not already received prospectuses for the Substitute Funds, they accompany this supplement. Read these prospectuses carefully before deciding what to do with amounts allocated to the Sub-Accounts which invest in the Replaced Funds. If you need another copy of the prospectuses, please contact our Customer Service Center at either 1-877-884-5050 and we will send them to you.

Substitute Fund Fees and Expenses. Please see the prospectuses for the Substitute Funds for more information concerning these fees and expenses.

Substitute Fund Investment Advisers/Subadvisers and Investment Objectives. Please see the prospectuses for the Substitute Funds for more information concerning their investment advisers/subadvisers and investment objectives.

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